Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Directors’ remuneration	560	188	302	95
– short-term employee benefits	425	188	240	95
– share-based payments	135	—	62	—
Other members of key management’s remuneration	1,802	394	763	218
– short-term employee benefits	874	394	383	218
– share-based payments	928	—	380	—
	2,362	558	1,065	409

(ii)Loans receivable

	June 30, 2022	December 31, 2021
Loan to the Company’s employees	356	123
Loan to Castcrown Ltd - net (Note 16)	4,455	—
Loan to MX Capital Ltd - net (Note 16)	9,984	—
	14,795	123

	2021	2020	2019
Directors’s remuneration	902	338	252
– short-term employee benefits	870	338	252
– share-based payments	32	—	—
Other members of key management’s remuneration	2,834	219	159
– short-term employee benefits	1,395	219	159
– share-based payments	1,439	—	—
	3,736	557	411

	December 31,	December 31,
	2021	2020
Loan to Boris Gertsovsky	—	8
	—	8

	December 31,	December 31,
	2021	2020
Short-term loan from Boris Gertsovsky	—	49
	—	49